Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
March 10, 2017

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex ETF Trust (File Nos. 333-101625 and 811-21261)
Filing Pursuant to Rule 485(a)

Ladies and Gentlemen:
On behalf of our client, Rydex ETF Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 45 to the Trust’s Registration Statement on Form N-1A (“PEA No. 45”). The purpose of PEA No. 45 is to introduce the Guggenheim Multi-Factor Large Cap ETF as a new series of the Trust.
If you have any questions or comments, please do not hesitate to contact me at 202.373.6101.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004     T +1.202.739.3000
United States     F +1.202.739.3001